Convertible notes payable	12 Months Ended
Dec. 31, 2024
Convertible notes payable
Convertible notes payable

5. Convertible notes payable

The following table details the Company’s convertible notes payable as of December 31, 2024 and 2023, respectively:

						Principal Balance as of
Ref No.		Date of Note	Original Principal		Interest	December 31,	December 31,
		Issuance	Balance	Maturity Date	Rate %	2024	2023
1	*/***	6/16/2021	$20,000	12/16/2021	10	$20,000	$20,000
2	*/***	6/17/2021	50,000	12/17/2021	10	50,000	50,000
3	*/***	6/18/2021	50,000	12/18/2021	10	50,000	50,000
4	*/***	7/2/2021	16,000	1/2/2022	10	16,000	16,000
5	*/***	8/4/2021	7,000	2/4/2022	10	7,000	7,000
6	*/***	8/16/2021	54,360	2/16/2022	10	54,360	54,360
7	*/***	9/10/2021	54,360	3/10/2022	10	54,360	54,360
8	*/***	10/18/2021	54,360	4/18/2022	10	54,360	54,360
9	*/***	6/30/2023	25,000	12/30/2023	10	25,000	25,000
10	**	9/28/2023	80,000	3/28/2024	6	80,000	80,000
11	**	9/29/2023	80,000	3/29/2024	6	80,000	80,000
12	**	10/1/2023	10,000	3/31/2024	6	10,000	10,000
13	*	10/13/2023	19,750	3/28/2024	10	19,750	19,750
12	**	8/7/2024	30,000	2/7/2025	6	30,000	-
13	**	8/26/2024	30,000	2/26/2025	6	30,000	-
14	**	10/29/2024	7,000	4/29/2025	6	7,000	-
15	**	11/27/2024	25,000	5/27/2025	6	25,000	-
16	**	12/2/2024	25,000	6/2/2025	6	25,000	-
17	**	12/9/2024	25,000	6/9/2025	6	25,000	-
18	**	12/18/2024	18,505	3/28/2024	10	18,505	-
		Total				$681,335	$520,830
		Total Current				$681,335	$520,830
		Total Long Term				$-	$-
		Less unamortized discount				$-	$(6,467)
		Carrying value				$681,335	$514,363

*The conversion price is the average closing bid price for the 10 trading days prior to the conversion date multiplied by 80%, not to exceed $0.01.

**The conversion price is fixed at $0.01 per share.

*** In default as of December 31, 2024.

Accounting considerations for notes with variable conversion prices

The Company evaluated the notes under ASC 815 Derivatives and Hedging (“ASC 815”). ASC 815 generally requires the analysis of embedded terms and features that have characteristics of derivatives to be evaluated for bifurcation and separate accounting in instances where their economic risks and characteristics are not clearly and closely related to the risks of the host contract. The material embedded derivative features consisted of the embedded conversion option. The conversion option bears risk of equity which were not clearly and closely related to the host debt agreement and required bifurcation. Current accounting principles that are also provided in ASC 815 do not permit an issuer to account separately for individual derivative terms and features that require bifurcation and liability classification.

Rather, such terms and features must be and were bundled together and fair valued as a single, compound embedded derivative.

Accounting considerations for notes with fixed conversion prices

The Company evaluated the notes under ASC 815. ASC 815 generally requires the analysis of embedded terms and features that have characteristics of derivatives to be evaluated for bifurcation and separate accounting in instances where their economic risks and characteristics are not clearly and closely related to the risks of the host contract. There were no embedded instruments which required bifurcation.